SCHEDULE OF OTHER RECEIVABLES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Other receivables	$ 664,396	$ 1,300
Total other receivables	$ 664,396	$ 1,300